Other Long-Term Loan - Schedule of Change During the Year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Change During the Year [Abstract]
Beginning of the year	$ 138	$ 140	$ 128
Interest expenses	8	7	6
Foreign currency translation adjustment	17	(9)	6
End of year	$ 163	$ 138	$ 140